Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) Companies shares	Dec. 31, 2019 KRW (₩)
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,143,416	₩ 2,063,246
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 1,975,945	1,870,293
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	10
Investments in joint ventures	₩ 27,390	₩ 41,436
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares | shares	13,117,972
Ownership (%)	12.50%	12.50%
Investments in joint ventures	₩ 1,418,056	₩ 1,235,682
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares | shares	325,050,000
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 353,725	₩ 376,410
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Number of shares | shares	1,483,752,032
Ownership (%)	20.00%	20.00%
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares | shares	2,010,719,185
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 54,400	₩ 115,641
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Investments in joint ventures	₩ 91,270	₩ 88,935
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	4.27%	4.00%
Investments in joint ventures	₩ 31,104	₩ 12,189
Foreign [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Foreign [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Foreign [member] | Acquisition cost [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	656,884
Foreign [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Foreign [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Foreign [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	406,556
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 167,471	₩ 192,953
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Number of shares | shares	11,568,000
Ownership (%)	60.00%	60.00%
Investments in joint ventures	₩ 153,457	₩ 182,648
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	7
Investments in joint ventures	₩ 14,014	₩ 10,305
Domestic [member] | Acquisition cost [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 115,680